FINANCIAL ASSETS AND LIABILITIES - Offsetting financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other financial liabilities (non-current)
Net financial liabilities
Gross amounts recognized	$ 10,362	$ 8,070
Net amounts presented in the statement of financial position	10,362	8,070
Net Amount	10,362	8,070
Other financial liabilities (current)
Net financial liabilities
Gross amounts recognized	1,268	3,047
Gross amounts set off in the statement of financial position		(1)
Net amounts presented in the statement of financial position	1,268	3,046
Net Amount	1,268	3,046
Trade and other payables
Net financial liabilities
Gross amounts recognized	1,595	1,843
Gross amounts set off in the statement of financial position	(72)	(99)
Net amounts presented in the statement of financial position	1,523	1,744
Net Amount	1,523	1,744
Other financial assets (non-current)
Net financial assets
Gross amounts recognized	34	306
Net amounts presented in the consolidated statement of financial position	34	306
Net Amount	34	306
Other financial assets (current)
Net financial assets
Gross amounts recognized	1,130	190
Net amounts presented in the consolidated statement of financial position	1,130	190
Net Amount	1,130	190
Trade and other receivables
Net financial assets
Gross amounts recognized	817	783
Gross amounts set off in the consolidated statement of financial position	(72)	(98)
Net amounts presented in the consolidated statement of financial position	745	685
Net Amount	$ 745	$ 685